Mining interests	12 Months Ended
Dec. 31, 2022
Mining interests.
Mining interests
11.	Mining interests

	2022	2021
	$	$

Cost – Beginning of year	475,621	385,802
Acquisition of Tintic	169,175	—
Additions	49,297	136,492
Mining tax credit	(6,404)	(1,585)
Asset retirement obligation	9,248	19,522
Depreciation capitalized	1,141	4,136
Share-based compensation capitalized	530	2,127
Transfers	—	(11,221)
Impairment	(140,000)	(58,417)
Other adjustments	5,579	585
Currency translation adjustments	19,482	(1,820)
Cost – End of year	583,669	475,621
Accumulated depreciation – Beginning of year	—	—
Depreciation	2,964	—
Currency translation adjustments	226	—
Accumulated depreciation – End of year	3,190	—

Cost	583,669	475,621
Accumulated depreciation	(3,190)	—
Net book value	580,479	475,621

Osisko Gold Royalties Ltd (former parent) holds a 5% NSR royalty on the Cariboo and Bonanza Ledge properties, owned by Barkerville, and a 15% gold and silver stream on the San Antonio and Tintic properties. The Cariboo and Bonanza Ledge properties 5% NSR royalty is perpetual and is secured by a debenture on all of Barkerville movable and immovable assets, including Barkerville’s interest in the property and mineral rights, in an amount of not less than $150 million. The security shall be first ranking, subject to permitted encumbrances.

The recent market conditions, industry cost pressures and current inflationary environment were considered as indicators of impairment, among other facts and circumstances and, accordingly, management of Osisko Development performed an impairment assessment on all its projects. The Company tested its Cash Generating Units (CGU), for impairment, and two impairments were recorded during the year. The Company’s assessments reflected a number of significant management assumptions and estimates relating to future cash flows projections and discount rate. Changes in these assumptions could impact the Company’s conclusion in future reporting.

On September 30, 2022, an impairment charge of $81.0 million on the San Antonio gold project was recorded and the net assets of the San Antonio gold project were written down to its net estimated recoverable amount (including mining interest  and property, plant and equipment) of $35.0 million which was determined by the value-in-use using a discounted cash-flows approach and reflected as an impairment of Mining Interests. The main valuation inputs used were the cash flows expected to be generated by the production and sale of gold from the San Antonio gold project over the estimated life of the mine, based on the expected long-term gold price per ounce costs inflation forecast and the pre-tax real discount rate of 19.9% applied to the cash flow projections. A sensitivity analysis was performed by management of Osisko Development for the long-term gold price and the pre-tax real discount rate, using reasonably possible changes to these key assumptions. If the long-term gold price per ounce applied to the cash flow projections had been 10% lower than management’s estimates, Osisko Development would have recognized an additional impairment charge of $35.0 million.If the pre-tax real discount rate applied to the cash flow projections had been 100 basis points higher than management’s estimates, Osisko Development would have recognized an additional impairment charge of $5.8 million.

11.	Mining interests (continued)

On December 31, 2022, an impairment charge of $59 million on the Cariboo gold project was recorded and the net assets of the Cariboo gold project were written down to its net estimated recoverable amount (including mining interest and property, plant and equipment) of $435.7 million which was determined by the value-in-use using a discounted cash-flows approach and reflected as an impairment of Mining Interests. The main valuation inputs used were the cash flows expected to be generated by the production and sale of gold from the Cariboo gold project over the estimated life of the mine, based on the expected long-term gold price per ounce costs inflation forecast and the pre-tax real discount rate of 12.6% applied to the cash flow projections. A sensitivity analysis was performed by management of Osisko Development for the long-term gold price and the pre-tax real discount rate, using reasonably possible changes to these key assumptions. If the long-term gold price per ounce applied to the cash flow projections had been 10% lower than management’s estimates, Osisko Development would have recognized an additional impairment charge of $193.0 million. If the pre-tax real discount rate applied to the cash flow projections had been 100 basis points higher than management’s estimates, Osisko Development would have recognized an additional impairment charge of $55.7 million.